PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 17,954	$ 9,745
Unamortized balance of capitalized software development costs	14,000	7,100
Capitalized computer software, amortization	3,000	1,200
Depreciation	$ 3,700	$ 1,300